Senior Notes' Guarantor and Non-Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

March 28, 2015

	Issuers	Wholly-owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets

Current assets:
Cash	$314,635	$577	$7,895	$(8,127)	$314,980
Accounts receivable, net	—	101,089	9,269	(417)	109,941
Intercompany receivables	367,129	19,372	5,727	(392,228)	—
Cost and estimated earnings in excess of billings	—	11,581	255	—	11,836
Inventories	—	125,725	7,582	—	133,307
Other current assets	739	15,485	1,252	—	17,476

Total current assets	682,503	273,829	31,980	(400,772)	587,540
Property, plant and equipment, net	7,436	912,608	28,085	—	948,129
Goodwill	—	364,309	51,273	—	415,582
Intangible assets, net	—	14,547	2,344	—	16,891
Other assets	1,308,994	137,950	1,298	(1,398,130)	50,112

Total assets	$1,998,933	$1,703,243	$114,980	$(1,798,902)	$2,018,254

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest

Current liabilities:
Current portion of debt	$5,275	$5,266	$—	$(5,266)	$5,275
Current portion of acquisition-related liabilities	—	22,351	—	—	22,351
Accounts payable	5,073	61,530	4,654	(417)	70,840
Accrued expenses	25,083	60,750	3,906	(8,127)	81,612
Intercompany payables	109,863	278,938	3,427	(392,228)	—
Billings in excess of costs and estimated earnings	—	8,309	—	—	8,309

Total current liabilities	145,294	437,144	11,987	(406,038)	188,387
Long-term debt	1,057,418	632,861	—	(632,861)	1,057,418
Acquisition-related liabilities	—	36,168	—	—	36,168
Other noncurrent liabilities	751	94,243	57,546	(55,107)	97,433

Total liabilities	1,203,463	1,200,416	69,533	(1,094,006)	1,379,406
Total stockholders’ equity/partners’ interest	795,470	502,827	45,447	(704,896)	638,848

Total liabilities, redeemable noncontrolling interest and member’s interest	$1,998,933	$1,703,243	$114,980	$(1,798,902)	$2,018,254

Condensed Consolidating Balance Sheets

December 27, 2014

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets

Current assets:
Cash	$10,837	$2	$695	$8,793	$(7,112)	$13,215
Accounts receivable, net	1	6,629	124,380	11,525	(1,233)	141,302
Intercompany receivables	376,344	4,095	30,539	4,052	(415,030)	—
Cost and estimated earnings in excess of billings	—	—	9,819	355	—	10,174
Inventories	—	8,696	98,188	4,669	—	111,553
Other current assets	7,148	464	9,638	1,775	(1,853)	17,172

Total current assets	394,330	19,886	273,259	31,169	(425,228)	293,416
Property, plant and equipment, net	7,035	302,524	610,717	30,325	—	950,601
Goodwill	—	23,124	340,969	55,177	—	419,270
Intangible assets, net	—	542	14,245	2,860	—	17,647
Other assets	1,153,204	25,233	125,462	1,362	(1,256,418)	48,843

Total assets	$1,554,569	$371,309	$1,364,652	$120,893	$(1,681,646)	$1,729,777

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest

Current liabilities:
Current portion of debt	$5,275	$1,273	$3,990	$—	$(5,263)	$5,275
Current portion of acquisition-related liabilities	166	—	18,236	—	—	18,402
Accounts payable	3,655	6,845	65,018	4,569	(1,233)	78,854
Accrued expenses	37,101	10,178	59,477	3,705	(8,965)	101,496
Intercompany payables	162,728	4,052	245,416	2,834	(415,030)	—
Billings in excess of costs and estimated earnings	—	—	8,931	27	—	8,958

Total current liabilities	208,925	22,348	401,068	11,135	(430,491)	212,985
Long-term debt	1,059,642	153,318	480,599	—	(633,917)	1,059,642
Acquisition-related liabilities	—	—	42,736	—	—	42,736
Other noncurrent liabilities	796	24,787	65,479	57,736	(55,107)	93,691

Total liabilities	1,269,363	200,453	989,882	68,871	(1,119,515)	1,409,054
Redeemable noncontrolling interest	—	—	—	—	33,740	33,740
Redeemable members’ interest	—	34,543	—	—	(34,543)	—
Total stockholders’ equity/partners’ interest	285,206	136,313	374,770	52,022	(561,328)	286,983

Total liabilities, redeemable noncontrolling interest and member’s interest	$1,554,569	$371,309	$1,364,652	$120,893	$(1,681,646)	$1,729,777

Condensed Consolidating Balance Sheets

December 27, 2014

	Issuers	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$10,837	$2	$695	$8,793	$(7,112)	$13,215
Accounts receivable, net	1	6,629	124,380	11,525	(1,233)	141,302
Intercompany receivables	376,344	4,095	30,539	4,052	(415,030)	—
Cost and estimated earnings in excess of billings	—	—	9,819	355	—	10,174
Inventories	—	8,696	98,188	4,669	—	111,553
Other current assets	7,148	464	9,638	1,775	(1,853)	17,172

Total current assets	394,330	19,886	273,259	31,169	(425,228)	293,416
Property, plant and equipment, net	7,035	302,524	610,717	30,325	—	950,601
Goodwill	—	23,124	340,969	55,177	—	419,270
Intangible assets, net	—	542	14,245	2,860	—	17,647
Other assets	1,153,204	25,233	125,462	1,362	(1,256,418)	48,843

Total assets	$1,554,569	$371,309	$1,364,652	$120,893	$(1,681,646)	$1,729,777

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$5,275	$1,273	$3,990	$—	$(5,263)	$5,275
Current portion of acquisition-related liabilities	166	—	18,236	—	—	18,402
Accounts payable	3,655	6,845	65,018	4,569	(1,233)	78,854
Accrued expenses	37,101	10,178	59,477	3,705	(8,965)	101,496
Intercompany payables	162,728	4,052	245,416	2,834	(415,030)	—
Billings in excess of costs and estimated earnings	—	—	8,931	27	—	8,958

Total current liabilities	208,925	22,348	401,068	11,135	(430,491)	212,985
Long-term debt	1,059,642	153,318	480,599	—	(633,917)	1,059,642
Acquisition-related liabilities	—	—	42,736	—	—	42,736
Other noncurrent liabilities	796	24,787	65,479	57,736	(55,107)	93,691

Total liabilities	1,269,363	200,453	989,882	68,871	(1,119,515)	1,409,054
Redeemable noncontrolling interest	—	—	—	—	33,740	33,740
Redeemable members’ interest	—	34,543	—	—	(34,543)	—
Total member’s interest	285,206	136,313	374,770	52,022	(561,328)	286,983

Total liabilities, redeemable noncontrolling interest and member’s interest	$1,554,569	$371,309	$1,364,652	$120,893	$(1,681,646)	$1,729,777

Condensed Consolidating Balance Sheets

December 28, 2013

	Issuers	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$10,375	$9	$3,442	$3,631	$(2,540)	$14,917
Accounts receivable, net	—	4,587	93,102	3,100	(1,452)	99,337
Intercompany receivables	38,134	3,433	30,787	—	(72,354)	—
Cost and estimated earnings in excess of billings	—	—	10,539	228	—	10,767
Inventories	—	10,402	85,372	658	—	96,432
Other current assets	750	444	11,715	272	—	13,181

Total current assets	49,259	18,875	234,957	7,889	(76,346)	234,634
Property, plant and equipment, net	3,969	301,908	518,935	6,966	—	831,778
Goodwill	—	23,124	102,942	972	—	127,038
Intangible assets, net	—	642	14,505	—	—	15,147
Other assets	296,494	17,973	37,535	1,303	(314,108)	39,197

Total assets	$349,722	$362,522	$908,874	$17,130	$(390,454)	$1,247,794

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$26,010	$1,018	$3,192	$—	$—	$30,220
Current portion of acquisition-related liabilities	2,000	—	8,635	—	—	10,635
Accounts payable	5,455	9,387	57,142	1,572	(1,452)	72,104
Accrued expenses	12,041	9,185	37,342	1,223	(2,540)	57,251
Intercompany payables	—	—	71,556	798	(72,354)	—
Billings in excess of costs and estimated earnings	—	—	8,837	426	—	9,263

Total current liabilities	45,506	19,590	186,704	4,019	(76,346)	179,473
Long-term debt	19,587	154,590	484,590	—	—	658,767
Acquisition-related liabilities	85	—	23,671	—	—	23,756
Other noncurrent liabilities	959	20,306	56,215	—	—	77,480

Total liabilities	66,137	194,486	751,180	4,019	(76,346)	939,476
Redeemable noncontrolling interest	—	—	—	—	24,767	24,767
Redeemable members’ interest	—	23,450	—	—	(23,450)	—
Total member’s interest	283,585	144,586	157,694	13,111	(315,425)	283,551

Total liabilities, redeemable noncontrolling interest and member’s interest	$349,722	$362,522	$908,874	$17,130	$(390,454)	$1,247,794

Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations

For the three months ended March 28, 2015

	Issuers	Wholly-owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Revenue	$—	$179,343	$33,646	$(19,002)	$193,987

Cost of revenue (excluding items shown separately below)	—	151,226	26,045	(19,002)	158,269
General and administrative expenses	37,781	29,151	1,666	—	68,598
Depreciation, depletion, amortization and accretion	490	24,153	1,483	—	26,126

Operating (loss) income	(38,271)	(25,187)	4,452	—	(59,006)
Other (income) expense, net	25,786	739	149	(25,484)	1,190
Interest expense	13,798	16,055	881	(6,625)	24,109

Income from continuing operations before taxes	(77,855)	(41,981)	3,422	32,109	(84,305)
Income tax benefit (expense)	—	(4,538)	70	—	(4,468)

Income from continuing operations	(77,855)	(37,443)	3,352	32,109	(79,837)
Income from discontinued operations	—	—	—	—	—

Net income	(77,855)	(37,443)	3,352	32,109	(79,837)
Net income attributable to minority interest	—	—	—	(1,982)	(1,982)

Net income attributable to member of Summit Materials, LLC	$(77,855)	$(37,443)	$3,352	$34,091	$(77,855)

Comprehensive income attributable to member of Summit Materials, LLC	$(84,154)	$(37,443)	$(2,947)	$40,390	$(84,154)

Condensed Consolidating Statements of Operations

For the three months ended March 29, 2014

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Revenue	$—	$7,707	$140,410	$6,332	$(3,358)	$151,091

Cost of revenue (excluding items shown separately below)	—	10,903	117,624	3,506	(3,358)	128,675
General and administrative expenses	7,688	1,674	28,441	276	—	38,079
Depreciation, depletion, amortization and accretion	304	3,074	15,712	266	—	19,356

Operating (loss) income	(7,992)	(7,944)	(21,367)	2,284	—	(35,019)
Other expense (income), net	36,825	(97)	(195)	49	(36,776)	(194)
Interest expense	5,736	2,846	11,772	26	(1,561)	18,819

(Loss) income from continuing operations before taxes	(50,553)	(10,693)	(32,944)	2,209	38,337	(53,644)
Income tax benefit	—	—	(596)	—	—	(596)

(Loss) income from continuing operations	(50,553)	(10,693)	(32,348)	2,209	38,337	(53,048)
Loss from discontinued operations	—	—	20	—	—	20

Net (loss) income	(50,553)	(10,693)	(32,368)	2,209	38,337	(53,068)
Net loss attributable to noncontrolling interest	—	—	—	—	(2,515)	(2,515)

Net (loss) income attributable to member of Summit Materials, LLC	$(50,553)	$(10,693)	$(32,368)	$2,209	$40,852	$(50,553)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(50,553)	$(9,875)	$(32,368)	$2,209	$40,607	$(49,980)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended December 27, 2014

	Issuers	Non-wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Total revenue	$—	$94,402	$1,065,590	$72,172	$(27,933)	$1,204,231

Cost of revenue (excluding items shown separately below)	—	67,951	796,078	51,064	(27,933)	887,160
General and administrative expenses	30,736	6,763	119,250	2,537	—	159,286
Depreciation, depletion, amortization and accretion	1,468	14,500	70,116	1,742	—	87,826

Operating (loss) income	(32,204)	5,188	80,146	16,829	—	69,959
Other (income) expense, net	(53,827)	(14,444)	(6,687)	(3)	71,514	(3,447)
Interest expense	31,827	11,608	51,248	1,172	(9,113)	86,742

(Loss) income from continuing operations before taxes	(10,204)	8,024	35,585	15,660	(62,401)	(13,336)
Income tax benefit	(1,427)	—	(5,766)	210	—	(6,983)

(Loss) income from continuing operations	(8,777)	8,024	41,351	15,450	(62,401)	(6,353)
Income from discontinued operations	—	—	(71)	—	—	(71)

Net (loss) income	(8,777)	8,024	41,422	15,450	(62,401)	(6,282)
Net loss attributable to noncontrolling interest	—	—	—	—	2,495	2,495

Net (loss) income attributable to member of Summit Materials, LLC	$(8,777)	$8,024	$41,422	$15,450	$(64,896)	$(8,777)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(18,278)	$2,759	$41,422	$9,634	$(53,815)	$(18,278)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended December 28, 2013

	Summit Materials LLC (Parent)	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Total revenue	$—	$80,759	$807,921	$41,910	$(14,389)	$916,201

Cost of revenue (excluding items shown separately below)	—	55,241	611,799	24,401	(14,389)	677,052
General and administrative expenses	7,241	7,673	129,768	1,308	—	145,990
Goodwill impairment	—	—	68,202	—	—	68,202
Depreciation, depletion, amortization and accretion	465	11,378	60,078	1,013	—	72,934

Operating (loss) income	(7,706)	6,467	(61,926)	15,188	—	(47,977)
Other expense (income), net	99,085	(3,737)	(3,410)	274	(90,834)	1,378
Interest expense	—	10,702	49,591	382	(4,232)	56,443

(Loss) income from continuing operations before taxes	(106,791)	(498)	(108,107)	14,532	95,066	(105,798)
Income tax expense	—	—	(2,647)	—	—	(2,647)

(Loss) income from continuing operations	(106,791)	(498)	(105,460)	14,532	95,066	(103,151)
Loss from discontinued operations	—	—	528	—	—	528

Net (loss) income	(106,791)	(498)	(105,988)	14,532	95,066	(103,679)
Net income attributable to noncontrolling interest	—	—	—	—	3,112	3,112

Net (loss) income attributable to member of Summit Materials, LLC	$(106,791)	$(498)	$(105,988)	$14,532	$91,954	$(106,791)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(106,791)	$3,909	$(105,988)	$14,532	$90,632	$(103,706)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended December 29, 2012

	Summit Materials LLC (Parent)	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Total revenue	$—	$81,516	$824,796	$33,074	$(13,132)	$926,254

Cost of revenue (excluding items shown separately below)	—	58,319	649,577	18,582	(13,132)	713,346
General and administrative expenses	8	6,235	121,633	1,327	—	129,203
Depreciation, depletion, amortization and accretion	81	10,093	57,080	1,036	—	68,290

Operating (loss) income	(89)	6,869	(3,494)	12,129	—	15,415
Other expense (income), net	52,400	(2,065)	6,630	(101)	(48,577)	8,287
Interest expense	—	12,045	47,293	633	(1,892)	58,079

(Loss) income from continuing operations before taxes	(52,489)	(3,111)	(57,417)	11,597	50,469	(50,951)
Income tax expense	5	—	(3,925)	—	—	(3,920)

(Loss) income from continuing operations	(52,494)	(3,111)	(53,492)	11,597	50,469	(47,031)
Loss from discontinued operations	—	—	3,546	—	—	3,546

Net (loss) income	(52,494)	(3,111)	(57,038)	11,597	50,469	(50,577)
Net income attributable to noncontrolling interest	—	—	—	—	1,919	1,919

Net (loss) income attributable to member of Summit Materials, LLC	$(52,494)	$(3,111)	$(57,038)	$11,597	$48,550	$(52,496)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(52,494)	$(6,759)	$(57,038)	$11,597	$49,645	$(55,049)

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

For the three months ended March 28, 2015

	Issuers	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(37,814)	$(26,132)	$2,605	$(167)	$(61,508)

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	—	—	—
Purchase of property, plant and equipment	(891)	(16,453)	(364)	—	(17,708)
Proceeds from the sale of property, plant, and equipment	—	2,703	38	—	2,741
Other	—	(276)	—	—	(276)

Net cash used for investing activities	(891)	(14,026)	(326)	—	(15,243)

Cash flow from financing activities:
Proceeds from investment by member	397,975	—	—	—	397,975
Capital issuance costs	(8,931)				(8,931)
Net proceeds from debt issuance	104,000	—	—	—	104,000
Loans received from and payments made on loans from other Summit Companies	(41,265)	46,345	(3,177)	(1,903)	—
Payments on long-term debt	(105,055)	(2,441)	—	1,055	(106,441)
Payments on acquisition-related liabilities	(166)	(3,866)	—	—	(4,032)
Financing costs	(4,055)	—	—	—	(4,055)

Net cash provided by (used for) financing activities	342,503	40,038	(3,177)	(848)	378,516

Net increase (decrease) in cash	303,798	(120)	(898)	(1,015)	301,765
Cash—Beginning of period	10,837	697	8,793	(7,112)	13,215

Cash—End of period	$314,635	$577	$7,895	$(8,127)	$314,980

Condensed Consolidating Statements of Cash Flows

For the three months ended March 29, 2014

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Net cash used in operating activities	$(10,964)	$(13,844)	$(22,564)	$(3,183)	$180	$(50,375)

Cash flow from investing activities:
Acquisitions, net of cash acquired	(182,514)	—	—	—	—	(182,514)
Purchase of property, plant and equipment	(1,157)	(6,448)	(12,292)	(44)	—	(19,941)
Proceeds from the sale of property, plant, and equipment	—	48	2,083	71	—	2,202
Other	—	—	7	—	—	7

Net cash (used for) provided by investing activities	(183,671)	(6,400)	(10,202)	27	—	(200,246)

Cash flow from financing activities:
Proceeds from investment by member	24,350		(1,166)	1,166		24,350
Net proceeds from debt issuance	306,750	—	—	—	—	306,750
Loans received from and payments made on loans from other Summit Companies	(56,210)	20,240	38,595	(298)	(2,327)	—
Payments on long-term debt	(51,057)	—	(3,257)	—	—	(54,314)
Payments on acquisition-related liabilities	—	—	(638)	—	—	(638)
Financing costs	(6,309)	—	—	—	—	(6,309)

Net cash provided by (used for) financing activities	217,524	20,240	33,534	868	(2,327)	269,839

Net increase (decrease) in cash	22,889	(4)	768	(2,288)	(2,147)	19,218
Cash—Beginning of period	10,375	9	3,442	3,631	(2,540)	14,917

Cash—End of period	$33,264	$5	$4,210	$1,343	$(4,687)	$34,135

Condensed Consolidating Statements of Cash Flows

For the year ended December 27, 2014

	Issuers	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(40,964)	$11,776	$102,219	$8,058	$(2,000)	$79,089

Cash flow from investing activities:
Acquisitions, net of cash acquired	(181,754)	—	(216,100)	—	—	(397,854)
Purchase of property, plant and equipment	(4,534)	(14,941)	(55,222)	(1,465)	—	(76,162)
Proceeds from the sale of property, plant, and equipment	—	—	13,134	232	—	13,366
Other	—	(1,387)	(597)	—	1,354	(630)

Net cash used for investing activities	(186,288)	(16,328)	(258,785)	(1,233)	1,354	(461,280)

Cash flow from financing activities:
Proceeds from investment by member	27,617	—	—	1,354	(1,354)	27,617
Net proceeds from debt issuance	762,250	—	—	—	—	762,250
Loans received from and payments made on loans from other Summit Companies	(170,915)	5,338	173,166	(3,017)	(4,572)	—
Payments on long-term debt	(380,065)	(793)	(8,412)	—	—	(389,270)
Payments on acquisition-related liabilities	(2,000)	—	(8,935)	—	—	(10,935)
Financing costs	(9,085)	—	—	—	—	(9,085)
Other	(88)	—	(2,000)	—	2,000	(88)

Net cash provided by (used for) financing activities	227,714	4,545	153,819	(1,663)	(3,926)	380,489

Net increase (decrease) in cash	462	(7)	(2,747)	5,162	(4,572)	(1,702)

Cash—Beginning of period	10,375	9	3,442	3,631	(2,540)	14,917

Cash—End of period	$10,837	$2	$695	$8,793	$(7,112)	$13,215

Condensed Consolidating Statements of Cash Flows

For the year ended December 28, 2013

	Summit Materials, LLC (Parent)	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash (used for) provided by operating activities	$(232)	$9,003	$44,746	$12,895	$—	$66,412

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(61,601)	—	—	(61,601)
Purchase of property, plant and equipment	(3,359)	(24,896)	(36,629)	(1,115)	—	(65,999)
Proceeds from the sale of property, plant, and equipment	—	3	16,020	62	—	16,085

Net cash used for investing activities	(3,359)	(24,893)	(82,210)	(1,053)	—	(111,515)

Cash flow from financing activities
Net proceeds from debt issuance	234,681	—	—	—	—	234,681
Loans received from and payments made on loans from other Summit Companies	(29,121)	15,502	19,726	(8,891)	2,784	—
Payments on long-term debt	(188,424)	—	—	—	—	(188,424)
Payments on acquisition-related liabilities	—	—	(9,801)	—	—	(9,801)
Financing costs	(3,864)					(3,864)
Other	(3)	—	—	—	—	(3)

Net cash provided by (used for) financing activities	13,269	15,502	9,925	(8,891)	2,784	32,589

Net decrease (increase) in cash	9,678	(388)	(27,539)	2,951	2,784	(12,514)

Cash—Beginning of period	697	397	30,981	680	(5,324)	27,431

Cash—End of period	$10,375	$9	$3,442	$3,631	$(2,540)	$14,917

Condensed Consolidating Statements of Cash Flows

For the year ended December 29, 2012

	Summit Materials, LLC (Parent)	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$4,845	$12,806	$36,649	$8,217	$(238)	$62,279

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(48,757)	—	—	(48,757)
Purchase of property, plant and equipment	(762)	(12,174)	(31,818)	(734)	—	(45,488)
Proceeds from the sale of property, plant, and equipment	—	69	8,577	190	—	8,836
Other	—	—	69	—	—	69

Net cash used for investing activities	(762)	(12,105)	(71,929)	(544)	—	(85,340)

Cash flow from financing activities
Net proceeds from debt issuance	726,459	(17)	—	—	—	726,442
Loans received from and payments made on loans from other Summit Companies	(25,371)	(295)	39,783	(8,793)	(5,324)	—
Payments on long-term debt	(697,438)	—	—	—	—	(697,438)
Payments on acquisition-related liabilities	—	—	(7,519)	—	—	(7,519)
Financing costs	(13,081)	—	—	—	—	(13,081)
Other	(656)	—	—	(284)	238	(702)

Net cash (used for) provided by financing activities	(10,087)	(312)	32,264	(9,077)	(5,086)	7,702

Net decrease (increase) in cash	(6,004)	389	(3,016)	(1,404)	(5,324)	(15,359)

Cash—Beginning of period	6,701	8	33,997	2,084	—	42,790

Cash—End of period	$697	$397	$30,981	$680	$(5,324)	$27,431